DIVIDEND (Details) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended
	Nov. 26, 2013 USD ($)	Nov. 26, 2013 CNY	Apr. 27, 2012 USD ($)	Apr. 27, 2012 CNY
DIVIDEND [Abstract]
Cash dividend per share declared	$ 0.16		$ 0.3
Cash dividend to common stock	$ 31,591	192,470	$ 59,986	378,472
Dividend declared, record date	Dec. 20, 2013	Dec. 20, 2013	Apr. 26, 2012	Apr. 26, 2012